Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (148,280)	$ (138,306)
Changes in Operating Assets and Liabilities:
(Increase) in prepaid expense	(35,588)	(3,102)
Increase (Decrease) in accounts payable and accrued liabilities	(6,300)	(23)
Increase in accrued payroll of officer	86,098	143,203
Net Cash from Operating Activities	(104,070)	1,772
CASH FLOWS FROM FINANCING ACTIVITIES
Cash repayments to the officer	(62,478)	(1,800)
Cash payments from the officer	7,024	0
Cash proceeds from sale of common stock	265,000	0
Cash paid for reacquisition of common stock	(102,000)	0
Net Cash from Financing Activities	107,546	(1,800)
Net (Decrease) Increase in Cash	3,476	(28)
Cash - Beginning of the Period	10,009	28
Cash - End of the Period	13,485
Supplemental Disclosures of Cash Flows
Cash paid for Interest	0	0
Cash paid for income taxes	$ 0	$ 0